FEDERATED HERMES INSURANCE SERIES

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

April 29, 2021

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES INSURANCE SERIES (the “Trust”)

Federated Hermes Government Money Fund II

Primary Shares

Service Shares

Federated Hermes High Income Bond Fund II

Primary Shares

Service Shares

Federated Hermes Kaufmann Fund II

Primary Shares

Service Shares

Federated Hermes Managed Volatility Fund II

Primary Shares

Service Shares

Federated Hermes Quality Bond Fund II

Primary Shares

Service Shares

Federated Hermes Fund for U.S. Government Securities II

(collectively, the “Funds”)

1933 Act File No. 33-69268 1940 Act File No. 811-8042

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated April 30, 2021, that would have otherwise been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which was electronically filed pursuant to 485(b) as Post-Effective Amendment No. 88 on April 23, 2021.

 If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F Magera
George F. Magera
Assistant Secretary